Capital And Financial Risk Management - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 02, 2019 USD ($)	Jul. 01, 2019 USD ($)	Mar. 15, 2019 USD ($)	Feb. 12, 2019 USD ($)	Dec. 31, 2018 USD ($)
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents	$ 465,708	$ 403,881	$ 132,360					$ 117,051
Investments held at fair value	397,179	530,161	714,905
Gelesis [Member]
Capital And Financial Risk Management [Line Items]
Investments held at fair value					$ 49,200
Investments in associates accounted for using equity method	$ 0	$ 0	$ 10,600		$ 16,400
Karuna [Member]
Capital And Financial Risk Management [Line Items]
Investments held at fair value				$ 557,200		$ 72,400
Number of associate's common stock held at fair value | shares	1,656,564
Associate common stock held at fair value	$ 217,000
Karuna [Member] | Equity price risk [member]
Capital And Financial Risk Management [Line Items]
Sensitivity analysis for equity price risk, impact on pre-tax earnings, percentage	0.10
Sensitivity analysis for equity price risk, impact on pre-tax earnings	$ 21,700
Vor [Member]
Capital And Financial Risk Management [Line Items]
Investments held at fair value							$ 12,000
Number of associate's common stock held at fair value | shares	3,207,200
Associate common stock held at fair value	$ 37,300
Vor [Member] | Equity price risk [member]
Capital And Financial Risk Management [Line Items]
Sensitivity analysis for equity price risk, impact on pre-tax earnings, percentage	0.10
Sensitivity analysis for equity price risk, impact on pre-tax earnings	$ 3,700